Consolidated shareholders’ equity - Principal Characteristics of Restricted Share Plans (Details) € / shares in Units, € in Millions		1 Months Ended				12 Months Ended
		Dec. 31, 2024 shares	Apr. 30, 2024 shares	Dec. 31, 2023 shares	May 31, 2023 shares	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares
Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares							147,894	126,935
Restricted share plan 2023 | Performance share plan one
Disclosure of classes of share capital [line items]
Service period							3 years
Total number of shares awarded (in shares) | shares	[1]						4,505,145
Fair value of plan at the date of grant | €							€ 346
Restricted share plan 2023 | Performance share plan one | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares							2,888,502
Fair value per share awarded (in euros per share)	[2]						€ 81.84
Restricted share plan 2023 | Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares							1,616,643
Fair value per share awarded (in euros per share)	[3]						€ 72.79
Fair value per share awarded for three year service period, additional shares (in euros per share)	[4]						13.50
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)	[3]						€ 72.38
Restricted share plan 2023 | Performance share plan two
Disclosure of classes of share capital [line items]
Service period							3 years
Total number of shares awarded (in shares) | shares	[1]						97,100
Fair value of plan at the date of grant | €							€ 7
Restricted share plan 2023 | Performance share plan two | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares							6,649
Fair value per share awarded (in euros per share)	[2]						€ 79.51
Restricted share plan 2023 | Performance share plan two | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares				5,838			90,451
Fair value per share awarded (in euros per share)	[3]						€ 75.11
Fair value per share awarded for three year service period, additional shares (in euros per share)	[4]						32.09
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)	[3]						€ 0
Restricted share plan 2022 | Performance share plan one
Disclosure of classes of share capital [line items]
Service period								3 years
Total number of shares awarded (in shares) | shares	[1]							3,838,434
Fair value of plan at the date of grant | €								€ 326
Restricted share plan 2022 | Performance share plan one | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares								2,425,047
Fair value per share awarded (in euros per share)	[2]							€ 87.69
Restricted share plan 2022 | Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares								1,413,387
Fair value per share awarded (in euros per share)	[3]							€ 83.74
Fair value per share awarded for three year service period, additional shares (in euros per share)	[4]							43.60
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)	[3]							€ 82.17
Restricted share plan 2022 | Performance share plan two
Disclosure of classes of share capital [line items]
Service period								3 years
Total number of shares awarded (in shares) | shares	[1]							65,129
Fair value of plan at the date of grant | €								€ 5
Restricted share plan 2022 | Performance share plan two | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares								944
Fair value per share awarded (in euros per share)	[2]							€ 77.42
Restricted share plan 2022 | Performance share plan two | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares								64,185
Fair value per share awarded (in euros per share)	[3]							€ 74.50
Fair value per share awarded for three year service period, additional shares (in euros per share)	[4]							34.90
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)	[3]							€ 0
Restricted share plan 2021 | Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares					121,097
Restricted share plan 2021 | Performance share plan two | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares		8,229
Restricted Share Plan 2024 Member | Performance share plan one
Disclosure of classes of share capital [line items]
Service period						3 years
Total number of shares awarded (in shares) | shares	[1]					4,021,370
Fair value of plan at the date of grant | €						€ 331
Restricted Share Plan 2024 Member | Performance share plan one | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares						2,599,478
Fair value per share awarded (in euros per share)	[2]					€ 83.94
Restricted Share Plan 2024 Member | Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares			139,665			1,421,892
Fair value per share awarded (in euros per share)	[3]					€ 79.25
Fair value per share awarded for three year service period, additional shares (in euros per share)	[4]					0
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)	[3]					€ 75.10
Restricted Share Plan 2024 Member | Performance share plan two
Disclosure of classes of share capital [line items]
Service period						3 years
Total number of shares awarded (in shares) | shares	[1]					115,124
Fair value of plan at the date of grant | €						€ 8
Restricted Share Plan 2024 Member | Performance share plan two | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares						7,833
Fair value per share awarded (in euros per share)	[2]					€ 74.47
Restricted Share Plan 2024 Member | Performance share plan two | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares						107,291
Fair value per share awarded (in euros per share)	[3]					€ 68.77
Fair value per share awarded for three year service period, additional shares (in euros per share)	[4]					0
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)	[3]					€ 0

[1]	(a)Includes shares awarded in an additional tranche subject to a higher level of market conditions: 139,665 additional shares awarded in April 2024 and
8,229 awarded in December 2024 (versus 121,097 awarded in May 2023 and 5,838 awarded in December 2023).

[2]	(b) Market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
[3]	(c)Weighting between (i) fair value determined using the Monte-Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
[4]	(d)Additional tranche subject to a higher level of market conditions: 139,665 additional shares awarded in April 2024 and 8,229 awarded in
December 2024 (versus 121,097 awarded in May 2023 and 5,838 awarded in December 2023).